Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Credit Losses, by Type - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value and the Corresponding ECL [Line Items]
Financial assets at fair value through other comprehensive income	$ 3,598,366	$ 2,687,485	$ 4,536,025
Commercial loans
Schedule of Fair Value and the Corresponding ECL [Line Items]
ECL allowances financial assets at fair value through other comprehensive income	4,487	1,141
Mortgage loans
Schedule of Fair Value and the Corresponding ECL [Line Items]
ECL allowances financial assets at fair value through other comprehensive income	176	23
ECL
Schedule of Fair Value and the Corresponding ECL [Line Items]
Financial assets at fair value through other comprehensive income	636	415	787
ECL allowances financial assets at fair value through other comprehensive income		1,141	125
ECL | Commercial loans
Schedule of Fair Value and the Corresponding ECL [Line Items]
ECL allowances financial assets at fair value through other comprehensive income	4,487	1,141
ECL | Mortgage loans
Schedule of Fair Value and the Corresponding ECL [Line Items]
ECL allowances financial assets at fair value through other comprehensive income	$ 176	$ 23	$ 0